Related Party Transactions (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Government Of Panama [Member]
Related Party Transaction [Line Items]
Electricity Sales To Government	$ 146	$ 143	$ 203
Electricity Purchases Excluding Transmission Charges	21	25	27
Due To Related Parties	4	7
Receivable From Government	12	25
Government Of Dominican Republic [Member]
Related Party Transaction [Line Items]
Electricity Sales To Government	179	204	244
Receivable From Government	88	121
Gas Andes [Member]
Related Party Transaction [Line Items]
Due To Related Parties	16
Settlement amount paid to related party	52
Loss recognized on settlement	$ (43)